REVENUE AND EXPENSES - REVENUE & EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Services rendered	$ 1,818,180,000	$ 1,921,311,000
Revenue	1,818,180,000	1,921,311,000	$ 1,757,498,000
Expenses by Nature [abstract]
Other operating income	15,686,000	5,755,000	3,991,000
Grants	1,000,000	860,000	673,000
Income from indemnities and other non-recurring income	42,000	939,000	872,000
Gains on disposals of non-current assets	384,000	8,883,000	344,000
Gains On Disposals Of Property Plant And Equipment	2,265,000	0	0
Total	19,377,000	16,437,000	5,880,000
Supplies [Abstract]
Subcontracted Services Expense	10,630,000	26,885,000	29,940,000
Infrastructure Leases	13,856,000	11,889,000	3,376,000
Purchases of Materials	2,919,000	628,000	986,000
Communications	19,460,000	25,003,000	24,929,000
Expenses with Public Agency	1,051,000	1,156,000	1,204,000
Other	22,900,000	9,338,000	5,163,000
Total	70,816,000	74,899,000	65,598,000
Employee Benefit Expenses
Wages and Salaries	1,024,094,000	1,076,810,000	1,014,830,000
Social Security (a)	130,161,000	131,524,000	120,923,000
Supplementary Pension Contributions	2,840,000	2,861,000	2,848,000
Termination benefits	26,510,000	33,744,000	34,654,000
Other welfare costs	181,576,000	184,137,000	136,646,000
Total	1,365,181,000	1,429,076,000	1,309,901,000
Depreciation and amortisation expense [abstract]
Property, plant and equipment	36,566,000	49,226,000	46,448,000
Intangible Assets	58,679,000	55,195,000	50,916,000
Total	95,245,000	104,421,000	97,364,000
Other Operating Expense [Abstract]
Services provided by third parties	202,543,000	202,146,000	193,213,000
Losses on disposal of fixed assets	(817,000)	(12,989,000)	(1,432,000)
Taxes other than income tax	10,038,000	13,580,000	7,491,000
Other management expenses	2,560,000	7,933,000	11,879,000
Total	$ 215,958,000	$ 236,648,000	$ 214,015,000